UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C. 20549

                           FORM 13F

                     FORM 13F COVER PAGE


Report for the Quarter Ended June 30, 1999

Institutional Investment Manager Filing this Report:

Name:    HLM Management Company
Address: 222 Berkeley Street
         Boston, MA 02116

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:       A.R. Haberkorn III
Phone:      617-266-0030
Signature, Place and Date of Signing:

    A.R. Haberkorn     Boston, Massuchusettes      August 6, 1999

Report Type (Check only one):
[X ]   13F HOLDINGS REPORT
[  ]   13F NOTICE
[  ]   13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.
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                         FORM 13F SUMMARY PAGE

REPORT SUMMARY:
Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:   15,279,505
Form 13F Information Table Value Total: $679,601,000.00
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